Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Cash held in the Trust Account	$ 388	$ 1,160
U.S. Treasury Bills held in the Trust Account	$ 258,889,982	259,864,012
Cash withdrawn from Trust Account to pay franchise taxes		$ 132,891